Document And Entity Information	Sep. 12, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 12, 2026
Entity Registrant Name	WATSCO, INC.
Entity Central Index Key	0000105016
Entity Emerging Growth Company	false
Entity File Number	1-5581
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	714-4100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Watsco, Inc., a Florida corporation (the “Company”), with the Securities and Exchange Commission on September 17, 2026 (the “Original Form 8-K”). As previously reported in the Original Form 8-K, the Company disclosed an estimated number of Consideration Shares to be issued at the Closing of the Mergers (as such terms are defined in the Original Form 8-K and below), and this Amendment is being filed to update the disclosure contained in Item 3.02 of the Original Form 8-K solely to provide the precise number of Consideration Shares issued at Closing, which occurred on October 9, 2026. Except as set forth in this Amendment, the disclosure contained in the Original Form 8-K remains unchanged.
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, $0.50 par value
Trading Symbol	WSOB
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.50 par value
Trading Symbol	WSO
Security Exchange Name	NYSE